JPMorgan High Yield Municipal ETF
Schedule of Portfolio Investments as of May 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

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© J.P. Morgan Chase & Co., 2024.

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — 92.9% (a)
Alabama — 4.2%
Black Belt Energy Gas District, Gas Project
Series 2023D-1, Rev., 5.50%, 2/1/2029 (b)	2,030,000	2,142,225
Series 2021A, Rev., 4.00%, 12/1/2031 (b)	3,000,000	2,952,540
County of Jefferson
Series 2024, Rev., 5.25%, 10/1/2049	1,000,000	1,060,808
Series 2024, Rev., 5.50%, 10/1/2053	1,000,000	1,076,681
Total Alabama		7,232,254
Arizona — 2.7%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2029	1,500,000	1,271,928
Series 2019A, Rev., 5.00%, 1/1/2037	1,000,000	697,530
Series 2019A, Rev., 5.00%, 1/1/2038	1,000,000	694,390
Series 2019A, Rev., 4.25%, 1/1/2039	1,000,000	626,973
Series 2019A, Rev., 4.50%, 1/1/2049	2,000,000	1,127,898
Maricopa County Industrial Development Authority, Ottawa University Rev., 5.13%, 10/1/2030 (c)	210,000	208,702
Total Arizona		4,627,421
Arkansas — 0.6%
Arkansas Development Finance Authority, Industrial Development , Hybar Steel Project Series 2023B, Rev., AMT, 7.38%, 7/1/2048 (c)	1,000,000	1,088,691
California — 8.4%
California Community Choice Financing Authority, Clean Energy Project Series 2023B-1, Rev., 5.00%, 8/1/2029 (b)	1,280,000	1,338,184
California Health Facilities Financing Authority, Adventist Health System Series 2024A, Rev., 5.00%, 12/1/2036	1,250,000	1,365,918
California Infrastructure and Economic Development Bank, Brightline West Passenger Rail Project
Series 2020A-3, Rev., AMT, 8.00%, 8/15/2024 (b) (c)	2,000,000	2,065,943
Series 2020A, Rev., AMT, 3.95%, 1/30/2025 (b) (c)	1,000,000	999,997
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018 A, Rev., AMT, 5.00%, 12/31/2047	1,000,000	994,527
California Public Finance Authority, Laverne Elementary Preparatory Academy Series 2019A, Rev., 5.00%, 6/15/2039 (c)	785,000	752,235
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2009A, Rev., AGM, Zero Coupon, 8/1/2030	200,000	159,621
California Statewide Communities Development Authority, Loma Linda University Medical Center Series 2016 A, Rev., 5.25%, 12/1/2056 (c)	3,000,000	3,012,393
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2021B-2, Rev., Zero Coupon, 6/1/2066	25,000,000	2,722,900
San Diego County Regional Airport Authority Series 2023B, Rev., AMT, 5.00%, 7/1/2048	1,000,000	1,037,410
Total California		14,449,128
Colorado — 4.3%
Bradburn Metropolitan District No. 2, Limited Tax
Series 2018A, GO, 5.00%, 12/1/2038	500,000	483,278
Series 2018B, GO, 7.25%, 12/15/2047	500,000	482,451
Canyon Pines Metropolitan District Special Improvement District No. 1 Series 2021A-2, 3.75%, 12/1/2040	1,042,378	799,594
Colorado Housing and Finance Authority Series 2023L, Class III, Rev., GNMA COLL, 5.75%, 11/1/2053	985,000	1,034,696
Dominion Water and Sanitation District Rev., 5.25%, 12/1/2032	515,000	514,308
Raindance Metropolitan District No. 1, Non-Potable Water System Rev., 5.00%, 12/1/2040	750,000	718,104
Reunion Metropolitan District Series 2021A, Rev., 3.63%, 12/1/2044	480,191	355,638
Rocky Mountain Rail Park Metropolitan District, Limited Tax Series 2021A, GO, 5.00%, 12/1/2041 (c)	1,250,000	852,430
Third Creek Metropolitan District No. 1, Limited Tax
Series 2022A-1, GO, 4.50%, 12/1/2037	825,000	706,929

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Colorado — continued
Series 2022A-1, GO, 4.75%, 12/1/2051	760,000	587,341
Verve Metropolitan District No. 1 GO, 5.00%, 12/1/2041	1,125,000	902,653
Total Colorado		7,437,422
Connecticut — 0.8%
Stamford Housing Authority, The Dogwoods Project Rev., BAN, 11.00%, 12/1/2027 (c)	1,500,000	1,449,416
Delaware — 0.6%
Delaware State Economic Development Authority, Delmarva Power and Light Co. Project Series 2020A, Rev., 1.05%, 7/1/2025 (b)	1,000,000	965,600
Florida — 4.3%
Capital Trust Agency, Inc., Legends Academy Project Series 2021A, Rev., 5.00%, 12/1/2045 (c)	1,625,000	1,267,500
Florida Development Finance Corp., Brightline Florida Passenger Rail Project Series 2024, Rev., AMT, 5.50%, 7/1/2053	2,000,000	2,078,619
Florida Development Finance Corp., Idea Florida, Inc., Jacksonville IV Project Rev., 5.25%, 6/15/2029 (c)	650,000	662,537
Martin County Health Facilities Authority, Cleveland Clinic Health System Obligated Group Series 2019A, Rev., 4.00%, 1/1/2046	1,500,000	1,411,921
Miami-Dade County Industrial Development Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2011, Rev., AMT, 5.00%, 11/1/2024 (b)	1,000,000	1,000,809
Palm Beach County Health Facilities Authority, Jupiter Medical Center Series 2022, Rev., 5.00%, 11/1/2052	1,000,000	983,753
Total Florida		7,405,139
Georgia — 3.2%
Columbia County Hospital Authority, Wellstart Health System Inc., Project Series 2023A, Rev., AGM, 5.00%, 4/1/2048	1,000,000	1,038,018
Main Street Natural Gas, Inc., Gas Supply Series 2023A, Rev., 5.00%, 6/1/2030 (b)	1,925,000	2,010,253
Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4 Project Series 2019B, Rev., 5.00%, 1/1/2059	2,500,000	2,504,003
Total Georgia		5,552,274
Idaho — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc., Project Series 2018A, Rev., 4.63%, 7/1/2029 (c)	150,000	149,751
Illinois — 6.0%
Chicago O'Hare International Airport, General Airport, Senior Lien Series 2018A, Rev., AMT, 5.00%, 1/1/2053	3,500,000	3,538,573
Illinois Finance Authority, University Of Chicago Series 2024 A, Rev., 5.00%, 4/1/2034	1,750,000	1,980,094
State of Illinois
GO, 4.00%, 6/1/2032	2,400,000	2,383,384
Series 2019C, GO, 4.00%, 11/1/2042	1,500,000	1,411,318
Series 2020C, GO, 4.25%, 10/1/2045	1,000,000	970,318
Series 2023B, GO, 4.50%, 5/1/2048	160,000	158,826
Total Illinois		10,442,513
Indiana — 2.4%
City of Goshen, Multi-Family, Green Oaks of Goshen Project Series 2021A, Rev., 5.00%, 8/1/2041 (c)	1,000,000	813,980
City of Valparaiso Rev., 5.38%, 12/1/2041 (c)	1,550,000	1,215,502
Indiana Housing and Community Development Authority, Vita of Marion Project Series 2021A, Rev., 5.25%, 4/1/2041 (c)	1,250,000	1,004,913
Indianapolis Local Public Improvement Bond Bank Series 2023F-1, Rev., 5.25%, 3/1/2067	1,000,000	1,050,263
Total Indiana		4,084,658
Louisiana — 1.2%
Louisiana Public Facilities Authority, Lincoln Preparatory School Project Series 2021A, Rev., 5.25%, 6/1/2051 (c)	1,145,000	931,108

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Louisiana — continued
Louisiana Public Facilities Authority, Mentorship Steam Academy Project
Series 2021A, Rev., 5.00%, 6/1/2051 (c)	700,000	570,594
Series 2021A, Rev., 5.00%, 6/1/2056 (c)	740,000	587,550
Total Louisiana		2,089,252
Maryland — 0.6%
Maryland Health and Higher Educational Facilities Authority, University of Maryland Medical System Series 2008D, Rev., VRDO, LOC : TD Bank NA, 2.15%, 6/1/2024 (b)	1,000,000	1,000,000
Michigan — 2.9%
City of Detroit, Unlimited Tax Series 2020, GO, 5.50%, 4/1/2050	2,460,000	2,545,195
State of Michigan Trunk Line Series 2020 B, Rev., 4.00%, 11/15/2045	2,550,000	2,483,751
Total Michigan		5,028,946
Minnesota — 0.6%
City of Minneapolis, Health Care System, Fairview Health Services Series 2018A, Rev., 5.00%, 11/15/2049	1,000,000	1,006,951
Montana — 0.5%
County of Gallatin, Bozeman Fiber Project Series 2021A, Rev., 4.00%, 10/15/2032 (c)	1,000,000	893,277
Nebraska — 0.6%
Central Plains Energy Project, Gas Project No. 4 Series 2023 A-1, Rev., 5.00%, 11/1/2029 (b)	1,000,000	1,041,918
New Jersey — 3.6%
Jersey City Municipal Utilities Authority Series 2024 B, Rev., GTD, 5.00%, 5/1/2025	1,000,000	1,008,234
New Jersey Economic Development Authority Series 2020, Rev., 5.00%, 1/1/2040 (c) (d)	3,000,000	2,047,923
New Jersey Economic Development Authority, Black Horse EHT Urban Renewal LLC Project Series 2019A, Rev., 5.00%, 10/1/2039 (c) (d)	2,000,000	1,273,739
New Jersey Economic Development Authority, Marion P. Thomas Charter School, Inc., Project Series 2018A, Rev., 5.00%, 10/1/2033 (c)	1,000,000	971,616
Tobacco Settlement Financing Corp. Series 2018B, Rev., 5.00%, 6/1/2046	1,000,000	1,006,456
Total New Jersey		6,307,968
New Mexico — 0.6%
City of Farmington, San Juan Project Series 2010 E, Rev., 3.88%, 6/1/2029 (b) (e)	1,000,000	993,410
New York — 11.6%
Buffalo & Fort Erie Public Bridge Authority Series 2017, Rev., 5.00%, 1/1/2047	1,000,000	1,014,489
City of New York, Fiscal Year 2023 Series 2023A, Subseries A-3, GO, VRDO, LIQ : Bank of Montreal, 2.15%, 6/1/2024 (b)	3,800,000	3,800,000
Monroe County Industrial Development Corp.,Rochester Regional Health Project Series 2020A, Rev., 4.00%, 12/1/2036	1,000,000	960,747
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series 2019C-4, Rev., VRDO, LIQ : Barclays Bank plc, 2.25%, 6/1/2024 (b)	5,000,000	5,000,000
New York Counties Tobacco Trust Series 2016 A-2B, Rev., 5.00%, 6/1/2051	1,500,000	1,344,056
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2028	500,000	519,222
Rev., AMT, 5.00%, 1/1/2034	375,000	386,615
Series 2023, Rev., AMT, 6.00%, 4/1/2035	1,000,000	1,135,815
Rev., AMT, 4.38%, 10/1/2045	3,000,000	2,911,619
Series 2016 A, Rev., AMT, 5.00%, 7/1/2046	2,000,000	1,987,662
Suffolk Regional Off-Track Betting Co. Series 2024, Rev., 5.75%, 12/1/2044	1,000,000	1,032,702
Total New York		20,092,927

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
North Carolina — 0.3%
Water and Sewer Authority of Cabarrus County Series 2024, Rev., 4.00%, 6/1/2049	525,000	501,650
Ohio — 5.0%
Buckeye Tobacco Settlement Financing Authority
Series 2020A-2, Rev., 4.00%, 6/1/2039	1,155,000	1,110,827
Series 2020B-2, Rev., 5.00%, 6/1/2055	2,000,000	1,789,425
Series 2020B-3, Rev., Zero Coupon, 6/1/2057	25,000,000	2,230,632
Jefferson County Port Authority, JSW Steel USA Ohio, Inc., Project Series 2023, Rev., 5.00%, 12/1/2028 (b) (c)	1,515,000	1,531,044
Ohio Air Quality Development Authority, Duke Energy Corp. Series 2022A, Rev., AMT, 4.25%, 6/1/2027 (b)	1,000,000	995,916
Port of Greater Cincinnati Development Authority, Duke Energy Convention Center Project Series 2024B, Rev., 5.00%, 12/1/2063	1,000,000	1,027,836
Total Ohio		8,685,680
Oklahoma — 1.5%
Oklahoma Development Finance Authority, Health System, OU Medicine Project Series 2018B, Rev., 5.50%, 8/15/2057	2,600,000	2,649,587
Pennsylvania — 1.4%
Montgomery County Industrial Development Authority, Constellation Energy Generation Series 2023A, Rev., 4.10%, 4/3/2028 (b)	1,250,000	1,263,937
Pennsylvania Economic Development Financing Authority, Senior Insured, Capitol Region Parking System Series 2024 A, Rev., AGM, 4.00%, 1/1/2041	1,200,000	1,165,353
Total Pennsylvania		2,429,290
Puerto Rico — 4.2%
Commonwealth of Puerto Rico GO, 0.00%, 11/1/2043 (b)	2,441,282	1,513,594
Puerto Rico Sales Tax Financing Corp. Sales Tax (Puerto Rico)
Series A-1, Rev., Zero Coupon, 7/1/2046	8,230,000	2,621,429
Series A-2, Rev., 4.78%, 7/1/2058	3,100,000	3,057,285
Total Puerto Rico		7,192,308
South Carolina — 0.6%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group Series 2024 A, Rev., 5.50%, 11/1/2054	1,000,000	1,085,822
Tennessee — 2.0%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project Series 2018, Rev., 5.13%, 6/1/2036 (c)	425,000	426,943
Shelby County Health Educational and Housing Facilities Board Retirement Facility The Farm At Bailey Station Series 2019A, Rev., 5.50%, 10/1/2039	3,000,000	2,350,517
Shelby County Health Educational and Housing Facilities Board, The Farms at Bailey Station Project Series 2019A, Rev., 5.75%, 10/1/2059	1,000,000	691,805
Total Tennessee		3,469,265
Texas — 3.3%
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools Series 2019A, Rev., 5.75%, 8/15/2043	1,000,000	1,002,743
City of Houston Combined Utility System, First Lien Series 2024 A, Rev., 5.25%, 11/15/2049	1,250,000	1,369,566
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series 2018A, Rev., 5.50%, 7/1/2054	1,000,000	721,295
New Hope Cultural Education Facilities Finance Corp., Morningside Ministries Project Rev., 4.00%, 1/1/2037	625,000	506,567
Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, MRC Stevenson Oaks Project Series 2020A, Rev., 6.25%, 11/15/2031	500,000	484,109
Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners Segments 3 LLC Project Series 2019, Rev., AMT, 5.00%, 6/30/2058	1,625,000	1,643,084
Total Texas		5,727,364

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Municipal Bonds — continued
Utah — 1.3%
Mida Golf and Equestrian Center Public Infrastructure District, Limited Tax GO, 4.25%, 6/1/2041 (c)	1,100,000	841,569
Mida Mountain Village Public Infrastructure District, Mountain Village Assessment Area Series 2020B, 6.25%, 8/1/2030 (c)	1,000,000	946,669
Utah Charter School Finance Authority, Wallace Stegner Academy Series 2022A, Rev., 5.63%, 6/15/2042 (c)	400,000	403,219
Total Utah		2,191,457
Virginia — 3.9%
Fredericksburg Economic Development Authority, Stadium Project
Series 2021A, Rev., 7.00%, 11/15/2026 (c)	475,000	475,661
Series 2019B, Rev., 6.13%, 9/1/2029 (c)	1,480,000	1,238,479
Series 2019B, Rev., 7.00%, 9/1/2044 (c)	1,000,000	673,379
Halifax County Industrial Development Authority, Virginia Electric and Power Series 2010A, Rev., 3.80%, 5/28/2027 (b)	1,000,000	992,817
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029 (d)	805,000	748,399
Series 2019A, Rev., 5.00%, 9/1/2034 (d)	1,660,000	1,543,282
Virginia Small Business Financing Authority, Environmental Facilities Series 2022, Rev., 5.00%, 11/15/2024 (b)	1,000,000	999,985
Total Virginia		6,672,002
Washington — 1.8%
Washington State Housing Finance Commission
Series 2024, Rev., 5.50%, 7/1/2049	1,000,000	1,053,571
Series 2024, Rev., 5.00%, 7/1/2054	1,000,000	1,007,444
Washington State Housing Finance Commission, Seattle Academy of Arts and Science Project Series 2023, Rev., 6.38%, 7/1/2063 (c)	1,000,000	1,089,572
Total Washington		3,150,587
Wisconsin — 7.8%
Public Finance Authority, Astro Texas Land Projects Series 2024, Rev., 5.50%, 12/15/2028 (c)	1,000,000	1,000,164
Public Finance Authority, Cedars Obligated Group Series 2019, Rev., 4.25%, 5/1/2029 (c)	725,000	660,725
Public Finance Authority, Presbyterian Villages of Michigan Obligated Group Series 2020A, Rev., 4.00%, 11/15/2042 (c)	3,955,000	2,863,672
Public Finance Authority, Ripple Ranch, LLC Obligate Series 2021A, Rev., 5.25%, 12/1/2051 (c)	800,000	519,697
Public Finance Authority, The Franklin School of Innovation Rev., 5.00%, 1/1/2042 (c)	250,000	222,658
Public Finance Authority, Viticus Group Project Series 2022A, Rev., 4.00%, 12/1/2031 (c)	400,000	367,726
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 5.00%, 6/15/2039 (c)	500,000	488,680
Series 2019A, Rev., 5.00%, 6/15/2049 (c)	1,100,000	1,019,328
University of Wisconsin Hospitals and Clinics Series 2018 C, Rev., VRDO, LIQ : BMO Harris Bank NA, 2.20%, 6/1/2024 (b)	3,300,000	3,300,000
Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group Series 2016 A, Rev., 5.00%, 11/15/2035	1,000,000	1,019,532
Wisconsin Health and Educational Facilities Authority, Forensic science and Protective Medicine Collaboration, Inc. Project Series 2024, Rev., 5.00%, 8/1/2027 (c)	1,000,000	1,012,380
Wisconsin Housing and Economic Development Authority Home Ownership Series 2024 A, Rev., GNMA / FNMA / FHLMC, 6.00%, 9/1/2054	1,000,000	1,071,158
Total Wisconsin		13,545,720
Total Municipal Bonds (Cost $168,128,834)		160,639,648

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 6.1%
Investment Companies — 6.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (f) (g) (Cost $10,483,792)	10,483,778	10,484,827
Total Investments — 99.0% (Cost $178,612,626)		171,124,475
Other Assets Less Liabilities — 1.0%		1,775,899
NET ASSETS — 100.0%		172,900,374

Percentages indicated are based on net assets.

Abbreviations
AGM	Insured by Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
COLL	Collateral
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GTD	Guaranteed
LIQ	Liquidity Agreement
LOC	Letter of Credit
Rev.	Revenue
VRDO	Variable Rate Demand Obligation

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2024.

(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Defaulted security.
(e)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2024.

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	160	09/30/2024	USD	32,610,000	26,219
U.S. Treasury 5 Year Note	52	09/30/2024	USD	5,509,563	7,209
					33,428
Short Contracts
U.S. Treasury 10 Year Ultra Note	(49)	09/19/2024	USD	(5,502,547)	631
					34,059

Abbreviations
USD	United States Dollar

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$160,639,648	$—	$160,639,648
Short-Term Investments
Investment Companies	10,484,827	—	—	10,484,827
Total Investments in Securities	$10,484,827	$160,639,648	$—	$171,124,475

JPMorgan High Yield Municipal ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$34,059	$—	$—	$34,059
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2024	Shares at May 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 3.51% (a) (b)	$15,938,250	$19,391,464	$24,844,885	$(176)	$174	$10,484,827	10,483,778	$140,528	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2024.